Accounts payable	12 Months Ended
Dec. 31, 2025
Accounts Payable, Current [Abstract]
Accounts payable
13.	Accounts payable
Accounts payable consist of the following:

	As of December 31,
	2024	2025
	(RMB in millions)
Vendor payable	157,147	149,368
Shipping charges payable and others	35,713	39,011

Total	192,860	188,379

Financial institutions (the “Institutions”) including JD Technology offer supply chain financing services to the Group’s suppliers. Suppliers can sell one or more of the Group’s payment obligations at their sole discretion through JD Technology to the Institutions to receive funds ahead of time to meet their cash flow needs. The Group’s rights and obligations are not impacted and the original payment terms, timing or amount, remain unchanged. The Group did not provide assets pledged as security or other forms of guarantees under the supply chain financing arrangements. A supplier’s election to receive early payment from the Institutions does not change the amount that the Group must remit to the Institutions or the Group’s payment date, which mainly up to 90 days after product-acceptances or completion of sales.
The movements in the
accounts payable
under supply chain financing arrangements are as follows, among which, RMB15,233 million and RMB17,834 million were related to arrangements with JD Technology as of December 31, 2024 and 2025, respectively.

	For the year ended December 31,
	2024	2025
	(RMB in millions)
Balance at beginning of the year	21,316	15,294
Additions	144,047	126,598
Payments	(150,069)	(123,971)

Balance at end of the year	15,294	17,921